Fair value of financial instrument - Summary of Fair Value of Assets and Liabilities Measured at Fair Value on a Recurring Basis and Classified Using Fair Value Hierarchy (Parenthetical) (Detail) - CAD ($)
$ in Millions
	Jan. 31, 2024	Oct. 31, 2023
Disclosure of Detailed Information about Financial Instruments [line Items]
Trading securities	$ 193,597	$ 190,151
Investment securities	212,216	219,579
Residential mortgage-backed securities [member]
Disclosure of Detailed Information about Financial Instruments [line Items]
Trading securities	13,307	14,345
Investment securities	26,826	24,365
Commercial mortgage-backed securities [member]
Disclosure of Detailed Information about Financial Instruments [line Items]
Trading securities	0	0
Investment securities	$ 2,454	$ 2,618